Goodwill and Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

NOTE 8:- GOODWILL AND OTHER INTANGIBLE ASSETS, NET

A.	Other Intangible Assets:

	December 31, 2022	December 31, 2021	Weighted average amortization period

Cost:
Customer relationship*	1,032	728	8.8
Non-competition*	270	-	4

	1,302	728
Accumulated amortization:
Customer relationship*	758	708
Non-competition*	58

	816	708

Amortized cost	$486	$20

(*)	Regarding intangibles acquired as part of business combination transaction during 2022 , see Note 3 above.

On June 1, 2019, the Company completed the acquisition of the operational assets of Imdecol Ltd, a global integrator and manufacturer of automatic and robotic systems that enhance the productivity of production lines.

As part of the purchase price allocation for the acquisition, the Company recorded goodwill in an amount of $1,085.

Upon completion of the acquisition, the goodwill was allocated to the acquired operations as it was determined to represent a separate reporting unit and commencing 2020 was also recognized as an operating segment (the Intelligent Robotics segment). During the years ended December 31, 2020 and 2019, the Company recognized an impairment loss in an amount of $ 471 and $614, respectively and accordingly as of December 31, 2022 the balance of the goodwill related to such reporting unit is $ 0.

Intangible assets are amortized based on the straight-line method for their remaining useful life.

B.	Amortization expenses amounted to $107, $20 and $ 41 for the years ended December 31, 2022, 2021 and 2020, respectively.

C.	The changes in the carrying amount of goodwill for the years ended December 31, 2022 , and 2021 are as follows:

Goodwill
Balance as of January 1 and December 31, 2021	4,676
Changes during 2022
Acquisition of Dagesh (*)	219
Impairment of Goodwill (See Note 2j)	-
Balance as of December 31, 2022	$4,895

(*)

See note 3

As part of the purchase price allocation for the acquisition, the Company recorded goodwill in the amount of $219. Goodwill reflects the value or premium of the acquisition price in excess of the fair values assigned to specific tangible and intangible assets. Goodwill has an indefinite useful life and therefore is not amortized as an expense (the goodwill balance is not deductible for income tax purposes), but is reviewed annually for impairment of its fair value to the Company. The purchase price intrinsically recognizes the benefits of the broadened depth of new markets and management team and is primarily attributable to expected synergies.

The acquired business operations was determined to be included in the RFID segment.